GENERAL INFORMATION AND BASIS OF PREPARATION - Schedule of Number of Selling Days (Details) - day	6 Months Ended		12 Months Ended
	Jun. 28, 2024	Jun. 30, 2023	Dec. 31, 2024	Jun. 30, 2024	Dec. 31, 2023
Disclosure of changes in reporting period [Line Items]
Number of days in selling week	5 days
Number of selling days in period	130	130			260
Change				0
Forecast
Disclosure of changes in reporting period [Line Items]
Number of selling days in period			262
Change			2